Jan. 28, 2026
SIT INTERNATIONAL EQUITY FUND | INTERNATIONAL EQUITY FUND - Class I Prospectus
Investment Goal
Long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Equity Fund — Class I Shares	$139	$434	$750	$1,646

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, warrants, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. Emerging market countries are those countries that: (i) are characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) are included in an emerging markets index by a recognized index provider; or (iii) have similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC. One or more Sub-Advisers may apply a quantitative investment style, which generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A Sub-Adviser may take long positions with respect to investments it believes to be undervalued and likely to increase in price, while also taking short positions (including through derivative instruments) with respect to investments it believes to be overvalued and likely to decrease in price.

The Fund may invest in futures contracts, forward contracts, options and swaps for hedging or investment purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

The Fund may purchase futures contracts or shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 20.23% (06/30/2020) Worst Quarter: -25.35% (03/31/2020)

Best Quarter: 20.23% (06/30/2020) Worst Quarter: -25.35% (03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Equity Fund — Class I Shares*	1 Year	5 Years	10 Years	Since Inception (12/20/1989)
Return Before Taxes	36.60%	9.53%	8.33%	4.48%
Return After Taxes on Distributions	31.62%	7.34%	7.17%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	24.39%	7.14%	6.61%	3.43%
MSCI ACWI ex-USA Index (net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	5.46%†
MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)	31.22%	8.92%	8.18%	5.29%

* The Fund's Class I Shares commenced operations on January 4, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

† Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (12/20/1989 – 12/31/1989). Annualization calculation of the inception to date returns is based on the actual inception date (12/20/1989).